RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Balances with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Balances with related parties:

	June 30,	December 31,
	2014	2013
	Unaudited
Assets:

Trade	$-	$11
Other account receivables	$128	$-

Liabilities:

Trade	$134	$159
Other account payables and accrued expenses	$20	$46

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Transactions with related parties:

	Six months ended June 30,
	2014	2013
	Unaudited

Revenues	$12	$20

Expenses:
Cost of sales	$28	$27

Operating expenses:
Research and development, net	$105	$103
Sales and marketing, net	$85	$64
General and administrative	$35	$25